EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2015	2014	2015	2014
Net income attributable to general partner and limited partner interests	41,028	37,761	72,286	70,502
Less: distributions paid (1)	(38,533)	(36,068)	(77,086)	(70,081)
Under (over) distributed earnings	2,495	1,693	(4,800)	421
Net income attributable to:
Common unitholders	27,757	25,942	49,270	49,093

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	45,663	45,663	45,663	45,663

Earnings per unit (basic and diluted):
Common unitholders	$0.61	$0.57	$1.08	$1.08

Cash distributions declared and paid in the period per unit(2):	$0.58	$0.52	$1.16	$1.05
Subsequent event: Cash distributions declared and paid per unit relating to the period(3):	$0.58	$0.55	$1.16	$1.07
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2015 and 2014 of $2.2 million and $1.6 million, respectively, and for the six months ended June 30, 2015 and 2014 of $4.4 million and $2.7 million, respectively.

(2) Refers to cash distribution declared and paid during the period.

(3) Refers to cash distribution declared and paid subsequent to the period end.